Earnings per Share	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Earnings per Share
16.	Earnings per Share
Basic earnings per share is calculated by dividing earnings after taxes attributable to the shares by the number of participating shares. Diluted earnings per share is calculated by considering the potential increase in the Group’s ordinary shares as the result of granted stock options, restricted stock units and convertible bonds.

Earnings per share were as follows:

	for the years ended
	December 31, 2022	December 31, 2021	December 31, 2020
Consolidated net profit/loss in € thousand	-73,782	-45,477	-19,770
Weighted-average number of ordinary shares, basic and diluted	5,435,839	4,250,135	3,349,403
Basic and diluted earnings per share in €	-13.57	-10.70	-5.90
As of December 31, 2022, 45,794 RSU´s (2021: 4,289
RSU´s, 2020: 0 RSU’s) and no stock options (2021: 152,610 stock options, 2020:

104,831
stock options) were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive.
The average market value of the Company’s shares for the purpose of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding.